Shareholders' Equity (Details) - Stock options [Member] $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Number of options
Options outstanding, beginning balance | shares	679,552
Granted | shares
Exercised | shares	(194,392)
Expired and forfeited | shares	(7,450)
Options outstanding, ending balance | shares	477,710
Vested and expected to vest | shares	477,710
Exercisable at June 30, 2018 | shares	164,208
Weighted - average exercise price
Options outstanding, beginning balance | $ / shares	$ 13.20
Granted | $ / shares
Exercised | $ / shares	10.00
Expired and forfeited | $ / shares	18.47
Options outstanding, ending balance | $ / shares	14.43
Vested and expected to vest | $ / shares	14.43
Exercisable at June 30, 2018 | $ / shares	$ 11.42
Weighted average remaining contractual term (in years)
Outstanding, beginning balance	3 years 4 months 6 days
Outstanding, ending balance	3 years 2 months 12 days
Vested and expected to vest	3 years 2 months 12 days
Exercisable at June 30, 2018	2 years 4 months 24 days
Aggregate intrinsic value
Outstanding, beginning balance | $	$ 4,517
Outstanding, ending balance | $	2,554
Vested and expected to vest | $	2,554
Exercisable at June 30, 2018 | $	$ 1,368